GROSS PROFIT FROM INSURANCE AND PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Gross Profit From Insurance And Pension Plans
Schedule of gross profit from insurance and pension plans
	R$ thousands
	Year ended December 31
	2023	2022
Revenue from PAA contracts	44,618,387	38,351,543
Revenue from BBA contracts	6,331,612	5,884,919
Revenue from VFA Contracts	302,828	8,880
Insurance Revenue	51,252,827	44,245,342
Claims incurred	(38,739,862)	(33,858,844)
Acquisition costs	(3,510,730)	(3,361,916)
Administrative Expenses	(3,606,269)	(3,000,573)
Onerous Contracts	(124,951)	28,461
Insurance contract expenses	(45,981,812)	(40,192,872)
Insurance result	5,271,015	4,052,470
Reinsurance result	(35,304)	(20,144)
Gross profit from insurance and pension plans	5,235,711	4,032,326